ACCOUNTS PAYABLE, NON-CURRENT	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Payables Non Current Explanatory [Abstract]
ACCOUNTS PAYABLE, NON-CURRENT

NOTE 24 - ACCOUNTS PAYABLE, NON-CURRENT

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$

Aircraft and engine maintenance	392,347	412,710
Fleet (JOL)	208,037	190,225
Provision for vacations and bonuses	15,036	15,868
Other sundry liabilities	36,180	307
Total accounts payable, non-current	651,600	619,110